1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 13                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 12                                                       [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[x]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 13
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 13 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------
       Supplement to the prospectuses of Evergreen Fund for Total Return,
      Evergreen Growth and Income Fund, Evergreen Income and Growth Fund,
         Evergreen Small Cap Equity Income Fund, Evergreen Value Fund,
   Evergreen Utility Fund and Evergreen Blue Chip Fund is contained herein.

           Prospectuses for Evergreen Fund, Evergreen Micro Cap Fund,
             Evergreen Aggressive Growth Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund,
      Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund contained in Post-Effective Amendment No. 12 to Registration Statement
       No. 333-37453/811-08413 filed on February 1, 1999 are incorporated by reference herein.

     Prospectuses for Evergreen Masters Fund contained in Post-Effective
       Amendment No. 11 to Registration Statement No.333-37453/811-08413
                  filed on December 29, 1998 are incorporated by
                               reference herein.

       Prospectuses for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap
      Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and
              Evergreen Blue Chip Fund contained in Post-Effective
       Amendment No. 10 to Registration Statement No. 333-37453/811-08413
        filed on November 25, 1998 are incorporated by reference herein.

         Prospectuses for Evergreen American Retirement Fund, Evergreen
          Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund contained in Post-Effective
       Amendment No. 6 to Registration Statement No. 333-37453/811-08413
                   filed on July 31, 1998 are incorporated by
                               reference herein.

                                     PART B
                                     ------
   Statement of Additional Information for Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small
 Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
      Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund contained in Post-Effective Amendment No. 12 to Registration Statement
        No. 333-37453/811-08413 filed on February 1, 1999 is incorporated by reference herein.

    Statement of Additional Information for Evergreen Fund for Total Return,
       Evergreen Growth and Income Fund, Evergreen Income and Growth Fund,
          Evergreen Small Cap Equity Income Fund, Evergreen Value Fund,
        Evergreen Utility Fund and Evergreen Blue Chip Fund contained in
           Post-Effective Amendment No. 10 to Registration Statement
             No. 333-37453/811-08413 filed on November 25, 1998
                      is incorporated by reference herein.

   Statement of Additional Information for Evergreen American Retirement Fund,
       Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
             and Evergreen Balanced Fund contained in Post-Effective
       Amendment No. 6 to Registration Statement No. 333-37453/811-08413
           filed on July 31, 1998 is incorporated by reference herein.

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       SUPPLEMENT TO THE PROSPECTUS(ES) OF
                        EVERGREEN GROWTH AND INCOME FUNDS



I.   Evergreen Growth and Income Fund

     Effective March 12, 1999, the section of the Fund's prospectus entitled "INVESTMENT STRATEGY" is supplemented as follows: The Fund may invest up to 25% of its assets in foreign securities.

     In connection with the above policy change, the section of the Fund's prospectus entitled "RISK FACTORS" is supplemented to add the following risk heading:

          -    Foreign Investment Risk

     Effective January 14, 1999, the section of the Fund's prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

     The day-to-day management of the Fund is handled by Philip M. Foreman. Mr. Foreman joined Evergreen Asset Management Corp. in January 1999 as Portfolio Manager after 7 years as Senior Portfolio Manager at Washington Mutual Advisors, Inc. Mr. Foreman has managed the Fund since January 1999.


II.  Evergreen Small Cap Equity Income Fund

     Effective April 6, 1999, the name of the Fund will change to "Evergreen Small Cap Value Fund."

     Additionally, the section of the Fund's prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

     The day-to-day management of the Fund is handled by Nola Maddox Falcone, CFA, and Jordan D. Alexander, CFA. Ms. Falcone is President and Co-Chief Executive Officer of Evergreen Asset Management Corp. ("EAMC"). Ms. Falcone has been the Fund's portfolio manager since its inception in 1993. Mr. Alexander was an assistant portfolio manager with EAMC from September 1998 until March 1999 when he became co- manager of the Fund. From 1995 to 1998, he was an associate healthcare analyst with Paine Webber, Inc., and from 1993- 1995, he was a senior analyst with Arthur Anderson LLP.


III. Evergreen Fund for Total Return

     Effective April 6, 1999, the name of the Fund has been changed to "Evergreen Equity Income Fund."

     In connection with the name change, the Fund's investment objective has been revised. The section of the prospectus entitled "INVESTMENT GOAL" should read: "The Fund seeks primarily current income and secondarily capital growth."

     Likewise,  the  section  of  the  Fund's  prospectus  entitled  "INVESTMENT
STRATEGY" has been changed to clarify that the Fund invests primarily in dividend-paying equity securities. Therefore, the Fund's investment strategy should read: "The Fund invests at least 65% in common stocks of large, established companies (above $5 billion in market capitalization) with a history of dividend payments."


IV.  Evergreen Blue Chip Fund

     Effective April 30, 1999, the following two pages are added to the Fund's prospectus in order to add Class Y shares to Evergreen Blue Chip Fund.

Blue Chip Fund




FUND FACTS:                     INVESTMENT GOAL
                                The Fund seeks the best possible growth of
Goals:                           capital and long-term growth of income.
-    Capital Growth
-    Long-term Growth of
     Income
                                INVESTMENT STRATEGY
                                The Fund invests primarily in common stocks of
  Principal Investment:         well-established, large U.S. companies with a
-    Large-Cap U.S. Stocks      long  history of performance, typically
                                recognizable names representing a broad
Class of Shares Offered in      range of industries.  To provide balance, the
This Prospectus:                Fund also invests in quality medium-sized
-    Class Y                    companies and may invest up to 25% of its
                                assets in foreign securities.  Buy and sell
Investment Advisor:             decisions are based primarily on fundamental
-    Evergreen Investment       analysis to identify companies  with leading
     Management Company         positions  within their industry, solid
                                managements and strategies,  and  a trend of
Portfolio Manager:              accelerating profits.
-    Judith A. Warners
                                The Fund may invest in high quality money market
Dividend Payment Schedule:      instruments  in  response  to adverse  economic,
-    Quarterly                  political or market conditions. This strategy is
                                inconsistent    with   the   Fund's    principal
                                investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

                                RISK FACTORS

                                Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

                                -    Stock Market Risk
                                -    Foreign Investment Risk

 PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gains or loss for Class Y shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year- to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

1989    1990    1991    1992   1993    1994    1995    1996     1997    1998
30.75%  -4.12%  30.20%  1.14%  10.91%  -4.96%  33.26%  21.92%   31.24%  18.90%

Year to date total return through 3/31/99 is 6.44%.

Best Quarter: 4th Quarter 1998  +18.05%**
Worst Quarter:3rd Quarter 1990  -11.87%


This next table lists the Fund's average annual total return over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index which tracks the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market; it is not an actual investment.

Average Annual Total Return (for the period ended 12/31/98)*

          Inception                                    Performance
          Date of Class  1 year    5 year    10 year   Since 9/11/35

Class Y   4/30/99        18.90%    19.23%    16.00%    9.36%

S&P 500                  28.58%    24.06%    19.21%    13.49%**

*Historical performance shown for Class Y prior to its inception is based on the performance of Class B, the original class offered. the historical returns for Class Y have been adjusted to eliminate the effect of the 12b-1 fee applicable to Class B. Class Y does not pay a 12b-1 fee. If this fee had not been eliminated, returns would have been lower.

**From 12/31/69, the inception date for the S&P 500 Index, to 12/31/98.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

 Shareholder Fees (fees paid directly from your investment)

 Shareholder Transaction Expenses       Class Y

   Maximum sales charge
   imposed on purchases (as a % of
   offering price)                      None

   Maximum deferred sales
   charge (as a % of either the
   redemption amount or initial
   investment, whichever is lower)      None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

          Management     12b-1     Other     Total Fund
          Fees           Fees      Expenses  Operating Expenses

Class Y   0.64%          None      0.33%     0.97%

*Estimated for fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year   $99
After 3 years  $309

         The Blue Chip Fund is added to the third paragraph under the section "The Funds' Investment Advisors," contained on page 14 of the prospectus, which discusses Evergreen Investment Management Company as investment advisor.

         The following paragraph is added as the fifth paragraph under the section "The Funds' Portfolio Managers," contained on page 14 of the prospectus:

Blue Chip Fund
The day-to-day management of the Fund is handled by Judith A. Warners. Ms. Warners has managed the Fund since January 1995. Ms. Warners, Vice President and portfolio manager since January 1995, joined EIMC as an analyst in 1981.

V. Evergreen Utility Fund, Evergreen Equity Income Fund, Evergreen Income and Growth Fund, Evergreen Value Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Value Fund

         Effective April 30, 1999, the "Financial highlights" of the Funds are updated as follows:

The table below shows for the Class Y shares of each Fund, financial highlights for a share outstanding throughout the six months ended January 31, 1999. The following information is unaudited.

                                       Utility   Equity Income   Income and    Value       Growth and   Small Cap
                                       Fund      Fund#           Growth Fund   Fund        Income Fund  Value Fund
                                       -------   ------          -----------   ------      -----------  ----------
Net asset value, beginning of          $11.77    $21.61          $23.22        $22.23      $29.19       $15.77
period
Income from investment operations
Net investment income                    0.24      0.17            0.46          0.15        0.11         0.20
Net realized and unrealized gains
or losses on securities and
foreign currency related                 0.43      0.32          (0.47)          1.70        0.07       (0.98)
transactions                             ----      ----          ------          ----        ----       ------
Total from investment operations         0.67      0.49          (0.01)          1.85        0.18       (0.78)
                                         ----      ----          ------          ----        ----       ------
Less distributions to
  Shareholders from
Net investment income                  (0.26)    (0.15)          (0.48)        (0.14)      (0.09)       (0.19)
Net realized gains                     (1.28)    (2.74)          (2.13)        (0.13)      (0.78)       (0.18)
                                       ------    ------          ------        ------      ------       ------
Total distributions to shareholders    (1.54)    (2.89)          (2.61)        (0.27)      (0.87)       (0.37)
                                       ------    ------          ------        ------      ------       ------
Net asset value, end of period        $10.90    $19.21          $20.60        $23.81      $28.50       $14.62
                                      ------    ------          ------        ------      ------       ------
Total return                           5.27%     2.56%           0.05%         8.41%       0.67%      (4.90%)
Ratios and supplemental data
Net assets, end of period              $3        $249(a)         $807         $158         $752           $75
(millions)
Ratios to average net assets
  Expenses                            0.76%+      0.99%+          1.25%+        0.75%+      1.21%+       1.39%+
  Net investment income               4.30%+      1.79%+          4.39%+        1.33%+      0.78%+       2.61%+
Portfolio turnover rate                34%         65%             43%           75%           7%         28%

+    Annualized.
# Net investment income is based on average shares outstanding throughout the period.
(a)  Net assets for Equity Income Fund shown in thousands.


V.       Evergreen Utility Fund

         Effective May 1, 1999, the following paragraph replaces the first paragraph under the section "The Funds' Portfolio Managers," contained on page 16 of the Class A, Class B and Class C shares prospectus and page 14 of the Class Y shares prospectus:

Utility Fund

The day-to-day management of the Fund is handled by Matthew D. Finn and Doris Kelley-Watkins. Mr. Finn is Chief Investment Officer of EIMC's Growth and Income Group and has been associated with EIM (formerly Capital Management Group or CMG) since March 1998. Previously, he was a Vice President and portfolio manager with Advantus Capital Management, Inc. from April 1994 to March 1998 and a portfolio manager with Unified Capital Management from September 1993 to April 1994. Ms. Kelley-Watkins joined EAMC as a Vice President and analyst in February 1996. She was a First Vice President and senior industry specialist when she left Merrill Lynch in February 1996 after 20 years with that company. Ms. Kelley-Watkins has been co-manager of the Fund since August 1996.

April 30, 1999

                             EVERGREEN EQUITY TRUST

                                     PART C



Item 23    Exhibits


     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.


(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Evergreen Investment Management Company                Registrant's Registration Statement
          (formerly Keystone Investment Management               Filed on March 12, 1998
          Company)

(d)(4)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 12 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(7)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and First             Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(8)    Portfolio Management Agreement between                 Incorporated by reference to
          Putnam Investment Management, Inc. and First           Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(j)(1)    Consent of KPMG Peat Marwick LLP                       Not applicable to this filing

(j)(2)    Consent of PricewaterhouseCoopers LLP                  Not applicable to this filing

(j)(3)    Consent of Ernst & Young LLP                           Not applicable to this filing

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Not applicable

(o)        Multiple Class Plan


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 30th day of April, 1999.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 1999.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonnell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------


(o)            Multiple Class Plan